U.S. SECURITIES AND EXCHANGE COMMISSION

                         Washington, DC 20549

                              FORM 24F-2

                   ANNUAL NOTICE OF SECURITIES SOLD

                        PURSUANT TO RULE 24F-2

                                READ INSTRUCTIONS AT END OF FORM
BEFORE PREPARING FORM.

                         PLEASE PRINT OR TYPE.

1.       Name and address of issuer:

                                           RIMCO Monument Funds
                                            Federated Investors

                                         Federated Investors Tower
                                    Pittsburgh, Pennsylvania 15222-3779


2.       Name of each series or class of funds for which this notice is filed:

                            RIMCO Monument Prime Money Market Fund
                            RIMCO Monument U.S. Treasury Money Market Fund RIMCO Monument Stock Fund
                            RIMCO Monument Bond Fund
                            RIMCO Monument Small Capitalization Fund


3.       Investment Company Act File Number:                      811-6309
         Securities Act File

Number:                                                           33-40428


4.       Last day of fiscal year for which this notice is filed:
                              April 30, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                        [   ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                                           0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                           0

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):

                                                1,953,290,226:$1,998,682,497


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             1,953,290,226: $1,998,682,497


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:



12.      Calculation of registration fees:


         (i)      Aggregate sale price of securities sold during the fiscal

                  year in reliance on rule 24f-2 (from Item 10):                 $    1,998,682,497
                                                                                 ------------------
         (ii)     Aggregate price of shares issued in connection with
                  dividend reimbursement plans

                  (from Item 11, if applicable)                                  +
         (iii)    Aggregate price of shares redeemed or repurchased

                  during the fiscal year (if applicable)                         -     1,935,730,436
                                                                                 -------------------
         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable)                         +

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

                  line (ii), less line (iii), plus line (iv)] (if applicable):   $         62,952,061
                                                                                 --------------------
         (vi)     Multiplier prescribed by Section 6(b) of the Securities
                  Act of 1933 or other applicable law or regulation

                  (see Instruction C.6):                                         X                1/3300
         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:        $                19,076



INSTRUCTION:      ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V)
                  ONLY IF THE FORM IN BEING FILED WITHIN 60 DAYS AFTER THE
                  CLOSE OF THE ISSUER'S FISCAL YEAR.  See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [   ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                     June 16, 1997


                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                    Jay S. Neuman
                                    Assistant Secretary

Date:                               June 16, 1997

 * Please print the name and title of the signing officer below the signature.